Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
8. Fair Value Measurements
The Company’s fair value hierarchy for its financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020, is as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Money market funds	$12,163	$—	$—	$12,163
Government bonds	—	12,693	—	12,693
Short-term investments:
Corporate bonds	—	55,227	—	55,227
Government bonds	—	14,123	—	14,123
Asset-backed bonds	—	3,514	—	3,514
Restricted cash:
Money market funds	1,006	—	—	1,006
Long-term investments:
Corporate bonds	—	—	—	—

Total assets	$13,169	$85,557	$—	$98,726

Liabilities
Warrant liability	$—	$—	$906	$906

Total liabilities	$—	$—	$906	$906

The Company’s fair value hierarchy for its financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2019, is as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Assets
Cash and cash equivalents:
Money market funds	$20,880	$—	$—	$20,880
Government bonds	—	479	—	479
Short-term investments:
Corporate bonds	—	24,389	—	24,389
Government bonds	—	3,517	—	3,517
Asset-backed bonds	—	9,815	—	9,815
Restricted cash:
Money market funds	150	—	—	150
Long-term investments:
Corporate bonds	—	—	—	—

Total assets	$21,030	$38,200	$—	$59,230

Liabilities
Warrant liability	$—	$—	$9,097	$9,097

Total liabilities	$—	$—	$9,097	$9,097

The fair values of cash, accounts receivable, accounts payable, and accrued liabilities approximated their carrying values as of December 31, 2020 and 2019, due to their short-term nature. All other financial instruments except for the warrant liability are valued either based on recent trades of securities in active markets or based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data. The warrant liability contains significant unobservable inputs including the share exchange ratio in evaluating the fair value of underlying common stock, expected term, and exercise price. Therefore, the warrant liability was evaluated to be a Level 3 fair value measurement.
In prior periods, the fair value of the preferred stock warrant liability had been measured using the BSM option-pricing model and Monte Carlo simulation. The following assumptions were used in determining the fair value of the Series C preferred stock warrant liability related to 1,341,865 warrants at an exercise price of $0.03 and to 89,747 warrants at an exercise price of $7.67:

Measurement Date	December 31, 2019
Expected term (in years)	3.41
Expected volatility	61.00%
Risk-free interest rate	1.63%
Expected dividend yield	0.00%
The Company changed its valuation method as a result of increased probability that the Company’s common shares would be publicly listed in the near- term and began using a probability weighted expected returns methodology during 2020.
As of December 31, 2020, the Company reverted to using a BSM option-pricing model to determine the value of the outstanding Series D preferred stock warrants (that replaced the Series C preferred stock warrants as discussed in Note 9 – Borrowing Arrangements). This was a result of the Company expecting to close a Merger (defined in Note 17 – Subsequent Events) with OAC, a publicly traded special purpose acquisition company (“SPAC”), after obtaining approval from the Securities Exchange Commission to file a proxy statement on December 29, 2020. Accordingly, the Company determined the value of the Company’s equity based on the
10-day
weighted average trading price of OAC of $13.98, adjusted for the share exchange ratio of 0.4530 (as determined upon consummation of the Merger), and applied a discount for lack of marketability of 3%, for a fair value of $6.14.
The following assumptions and inputs were also used in the BSM calculation:

Measurement Date	December 31, 2020
Expected term (in years)	5.91
Expected volatility	57.90%
Risk-free interest rate	0.49%
Expected dividend yield	0.00%
Exercise price (Series D preferred stock issuance price)	$3.15
Expected Term –
The expected term is the contractual life of the warrants which is seven years from the warrant agreement date of November 27, 2019.
Expected Volatility –
The volatility is derived from the average historical stock volatilities of a peer group of public companies that the Company considers to be comparable to its business over a period equivalent to the expected term of the warrants.
Risk-free Interest Rate –
The Company derives the risk-free interest rate assumption from the United States Treasury’s rates for the U.S. Treasury zero-coupon
bonds with maturities similar to those of the expected term of the warrants being valued.
Dividend Yield –
The Company bases the assumed dividend yield on its expectation of not paying dividends in the foreseeable future. Consequently, the expected dividend yield used is zero.
The change in the fair value of preferred stock warrant liabilities is as follows (in thousands):

	December 31,
	2020	2019
Beginning balance	$9,097	$—
Issuance of Series C preferred stock warrants	—	10,048
Exercised warrants	(11,292)	—
Change in fair value	3,101	(951)

Ending balance	$906	$9,097

During the years ended December 31, 2020 and 2019, the Company had no transfers between levels of the fair value hierarchy of its assets or liabilities measured at fair value.